UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 DOMESTIC LONG/SHORT EQUITY FUND

(INVESTOR CLASS: ADMQX)

(CLASS I: ADMZX)

(CLASS Y: ADMWX)

361 GLOBAL LONG/SHORT EQUITY FUND

(INVESTOR CLASS: AGAQX)

(CLASS I: AGAZX)

(CLASS Y: AGAWX)

SEMI-ANNUAL REPORT

APRIL 30, 2021

361 Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	15
Statements of Operations	17
Statements of Changes in Net Assets	18
Statement of Cash Flows	22
Financial Highlights	24
Notes to Financial Statements	36
Supplemental Information	47
Expense Examples	53

Investing involves risk, including possible loss of principal. Futures prices may be very volatile. The small margin required for futures contracts magnifies the effect of market volatility and allows the loss from a contract potentially to exceed the Fund's initial investment. The potential loss from a short sale is theoretically unlimited since the appreciation of the underlying asset also is theoretically unlimited. Small- and mid-sized company securities tend to be less liquid and more volatile than those of large companies. Bond prices generally fall when interest rates rise. High-yield bonds have higher default rates. Prices of commodities and related contracts may be very volatile for a variety of reasons, and may be difficult to liquidate in volatile markets

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361Capital.com

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 103.3%
	BASIC MATERIALS — 3.2%
123	Linde PLC[1,2]	$35,158
23	NewMarket Corp.[1]	7,971
121	Newmont Corp.[1]	7,552
1,302	Sherwin-Williams Co.[1]	356,579
		407,260
	COMMUNICATIONS — 7.5%
21	Alphabet, Inc. - Class A*[1]	49,424
8	Alphabet, Inc. - Class C*[1]	19,281
111	Amazon.com, Inc.*[1]	384,884
117	Facebook, Inc. - Class A*[1]	38,034
11,959	HC2 Holdings, Inc.*[1]	50,228
110	Lyft, Inc. - Class A*[1]	6,123
34	Spotify Technology S.A.*[1,2]	8,572
1,780	Telephone and Data Systems, Inc.[1]	40,904
6,090	Verizon Communications, Inc.[1]	351,941
		949,391
	CONSUMER, CYCLICAL — 11.1%
2,475	Aramark[1]	96,203
3,577	BorgWarner, Inc.[1]	173,771
592	Costco Wholesale Corp.[1]	220,277
36	Dollar General Corp.[1]	7,731
11,269	Ford Motor Co.*[1]	130,044
4,476	Hanesbrands, Inc.[1]	94,265
7,885	Mattel, Inc.*[1]	169,212
19	Roku, Inc.*[1]	6,516
1,482	Sonos, Inc.*[1]	59,324
873	Target Corp.[1]	180,938
4,066	Tenneco, Inc. - Class A*[1]	40,945
21	Ulta Beauty, Inc.*[1]	6,916
325	Walmart, Inc.[1]	45,471
737	Whirlpool Corp.[1]	174,264
		1,405,877
	CONSUMER, NON-CYCLICAL — 37.8%
3,107	AbbVie, Inc.[1]	346,431
5,363	Alkermes PLC*[1,2]	118,013
2,771	Avid Bioservices, Inc.*[1]	59,313
1,593	Booz Allen Hamilton Holding Corp. - Class A1	132,139
2,369	Bruker Corp.[1]	162,324
332	Bunge Ltd.[1,2]	28,027
158	Cassava Sciences, Inc.*[1]	7,394
976	Cigna Corp.[1]	243,034

1

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
3,688	CVS Health Corp.[1]	$281,763
1,855	Eagle Pharmaceuticals, Inc.*[1]	75,740
643	Emergent BioSolutions, Inc.*[1]	39,210
56	Exact Sciences Corp.*[1]	7,382
4,017	Exelixis, Inc.*[1]	98,899
291	Graham Holdings Co. - Class B	184,963
7,251	Harrow Health, Inc.*[1]	55,615
1,877	Hershey Co.[1]	308,391
1,847	Hill-Rom Holdings, Inc.[1]	203,576
167	Hormel Foods Corp.[1]	7,715
1,387	Incyte Corp.*[1]	118,422
32	Insulet Corp.*[1]	9,447
2,730	Kroger Co.[1]	99,754
2,528	Lamb Weston Holdings, Inc.[1]	203,504
2,164	ManpowerGroup, Inc.[1]	261,606
3,706	Merck & Co., Inc.[1]	276,097
13,922	Minerva Neurosciences, Inc.*[1]	33,134
1,318	Neurocrine Biosciences, Inc.*[1]	124,538
2,246	Organogenesis Holdings, Inc.*[1]	50,221
52	PepsiCo, Inc.[1]	7,496
6,841	Pfizer, Inc.[1]	264,405
1,952	Pilgrim's Pride Corp.*[1]	46,770
6,515	Rigel Pharmaceuticals, Inc.*[1]	24,236
209	Sanderson Farms, Inc.[1]	34,387
45	Seagen, Inc.*[1]	6,469
650	Square, Inc. - Class A*[1]	159,133
7,332	Stereotaxis, Inc.*[1]	52,790
1,257	Tyson Foods, Inc. - Class A1	97,355
3,597	Vanda Pharmaceuticals, Inc.*[1]	59,710
9,350	Western Union Co.[1]	240,856
1,399	Zoetis, Inc.[1]	242,069
		4,772,328
	ENERGY — 2.2%
4,732	Exxon Mobil Corp.[1]	270,860

	FINANCIAL — 7.6%
258	Atlanticus Holdings Corp.*[1]	8,065
5,377	Brookfield Property REIT, Inc. - Class A - REIT[1]	96,705
3,398	CBRE Group, Inc. - Class A*[1]	289,510
539	Huntington Bancshares, Inc.[1]	8,258
6,278	Iron Mountain, Inc. - REIT[1]	251,873
19,304	New York Community Bancorp, Inc.[1]	230,876

2

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
137	Simon Property Group, Inc. - REIT[1]	$16,678
3,008	Umpqua Holdings Corp.[1]	56,069
		958,034
	INDUSTRIAL — 11.8%
3,677	Amphenol Corp. - Class A1	247,609
4,710	Avnet, Inc.[1]	206,863
2,116	C.H. Robinson Worldwide, Inc.[1]	205,421
2,207	Expeditors International of Washington, Inc.[1]	242,461
284	Jabil, Inc.[1]	14,887
1,855	Mueller Industries, Inc.[1]	83,234
3,189	Smith & Wesson Brands, Inc.[1]	55,489
1,257	United Parcel Service, Inc. - Class B1	256,252
8,064	Vertiv Holdings Co.[1]	183,053
		1,495,269
	TECHNOLOGY — 17.4%
72	Activision Blizzard, Inc.[1]	6,566
416	Advanced Micro Devices, Inc.*[1]	33,954
2,624	Apple, Inc.	344,951
672	Autodesk, Inc.*[1]	196,164
1,640	Black Knight, Inc.*[1]	118,769
1,748	Cerner Corp.[1]	131,187
711	Citrix Systems, Inc.[1]	88,057
1,235	Cognizant Technology Solutions Corp. - Class A1	99,294
5,179	Genpact Ltd.[1,2]	246,158
538	HP, Inc.[1]	18,351
498	Intuit, Inc.[1]	205,256
1,730	Microsoft Corp.[1]	436,271
2,867	SS&C Technologies Holdings, Inc.[1]	212,789
7,461	StarTek, Inc.*[1]	60,658
		2,198,425
	UTILITIES — 4.7%
235	AES Corp.[1]	6,538
149	Alliant Energy Corp.[1]	8,370
5,032	Genie Energy Ltd. - Class B1	28,179
2,245	NextEra Energy, Inc.[1]	174,010
8,009	Spark Energy, Inc. - Class A1	84,735
6,555	UGI Corp.[1]	286,519
		588,351
	TOTAL COMMON STOCKS
	(Cost $11,693,092)	13,045,795

3

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS — 26.0%
$3,277,971	UMB Money Market Fiduciary, 0.01%[3]	$3,277,971
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,277,971)	3,277,971

	TOTAL INVESTMENTS — 129.3%
	(Cost $14,971,063)	16,323,766
	Liabilities in Excess of Other Assets — (29.3)%	(3,694,199)
	TOTAL NET ASSETS — 100.0%	$12,629,567

Number
of Shares
	SECURITIES SOLD SHORT — (29.7)%
	COMMON STOCKS — (29.7)%
	BASIC MATERIALS — (0.3)%
(12,281)	Uranium Energy Corp.*	(35,615)

	COMMUNICATIONS — (2.3)%
(2,428)	DISH Network Corp. - Class A*	(108,750)
(1,157)	TripAdvisor, Inc.*	(54,529)
(445)	Ubiquiti, Inc.	(126,972)
		(290,251)
	CONSUMER, CYCLICAL — (7.5)%
(2,631)	At Home Group, Inc.*	(83,087)
(470)	Caesars Entertainment, Inc.*	(45,985)
(142)	Capri Holdings Ltd.*[2]	(7,821)
(521)	Carvana Co.*	(148,620)
(3,143)	Clean Energy Fuels Corp.*	(34,573)
(869)	Cooper-Standard Holdings, Inc.*	(25,236)
(1,775)	Copa Holdings S.A. - Class A*[2]	(153,537)
(190)	Harley-Davidson, Inc.	(9,190)
(976)	Kura Sushi USA, Inc. - Class A*	(35,146)
(1,505)	Madison Square Garden Entertainment Corp.*	(136,368)
(850)	Norwegian Cruise Line Holdings Ltd.*[2]	(26,393)
(600)	Penn National Gaming, Inc.*	(53,472)
(901)	Six Flags Entertainment Corp.	(42,329)
(117)	Travel + Leisure Co.	(7,550)
(2,893)	Virgin Galactic Holdings, Inc.*	(64,080)
(1,704)	Vroom, Inc.*	(78,844)
		(952,231)
	CONSUMER, NON-CYCLICAL — (9.1)%
(4,905)	Acutus Medical, Inc.*	(66,953)
(1,022)	American Well Corp. - Class A*	(15,729)
(6,678)	Aspira Women's Health, Inc.*	(38,198)

4

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(446)	Avis Budget Group, Inc.*	$(39,966)
(688)	Beyond Meat, Inc.*	(90,596)
(812)	Castle Biosciences, Inc.*	(56,052)
(1,293)	Cortexyme, Inc.*	(50,647)
(4,098)	Immunic, Inc.*	(62,945)
(5,399)	Macquarie Infrastructure Corp.	(179,841)
(2,895)	Mersana Therapeutics, Inc.*	(46,117)
(7,322)	MoneyGram International, Inc.*	(50,522)
(1,971)	Oak Street Health, Inc.*	(121,473)
(2,180)	ORIC Pharmaceuticals, Inc.*	(52,603)
(3,206)	Protara Therapeutics, Inc.*	(35,875)
(5,705)	Sana Biotechnology, Inc.*	(122,658)
(768)	Seer, Inc.*	(39,114)
(4,350)	Sorrento Therapeutics, Inc.*	(35,801)
(288)	Tivity Health, Inc.*	(6,964)
(2,364)	Vaxcyte, Inc.*	(43,899)
		(1,155,953)
	ENERGY — (2.8)%
(3,013)	Array Technologies, Inc.*	(84,846)
(1,472)	Continental Resources, Inc.*	(40,097)
(7,035)	EQT Corp.*	(134,369)
(2,842)	Shoals Technologies Group, Inc. - Class A*	(91,143)
		(350,455)
	FINANCIAL — (3.1)%
(1,896)	Assured Guaranty Ltd.[2]	(96,412)
(1,123)	Brighthouse Financial, Inc.*	(52,545)
(409)	Credit Acceptance Corp.*	(161,469)
(575)	EPR Properties - REIT	(27,434)
(1,378)	Park Hotels & Resorts, Inc. - REIT	(30,743)
(1,386)	Seritage Growth Properties - REIT*	(23,839)
		(392,442)
	INDUSTRIAL — (1.8)%
(942)	Axon Enterprise, Inc.*	(142,817)
(7,562)	NN, Inc.*	(55,203)
(653)	Spirit AeroSystems Holdings, Inc. - Class A	(29,835)
		(227,855)
	TECHNOLOGY — (2.8)%
(1,117)	BigCommerce Holdings, Inc.*	(66,953)
(844)	Bill.com Holdings, Inc.*	(130,508)
(909)	Cree, Inc.*	(90,373)

5

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(477)	Everbridge, Inc.*	$(63,302)
		(351,136)
	TOTAL COMMON STOCKS
	(Proceeds $3,751,473)	(3,755,938)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,751,473)	$(3,755,938)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $12,668,508, which represents 100.31% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

361 Domestic Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	37.8%
Technology	17.4%
Industrial	11.8%
Consumer, Cyclical	11.1%
Financial	7.6%
Communications	7.5%
Utilities	4.7%
Basic Materials	3.2%
Energy	2.2%
Total Common Stocks	103.3%
Short-Term Investments	26.0%
Total Investments	129.3%
Liabilities in Excess of Other Assets	(29.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

7

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 100.3%
	BASIC MATERIALS — 8.5%
77,109	Celanese Corp.[1]	$12,079,125
155,037	Covestro A.G.[2]	10,139,006
245,136	International Paper Co.[1]	14,217,888
42,024	Johnson Matthey PLC	1,885,770
146,836	Rio Tinto Ltd.	13,647,773
103,500	West Fraser Timber Co., Ltd.	7,990,685
		59,960,247
	COMMUNICATIONS — 8.8%
4,979	Alphabet, Inc. - Class A*[1]	11,718,077
1,986	Amazon.com, Inc.*[1]	6,886,296
124,374	BHG Group A.B.*	2,389,627
2,727	Discovery, Inc. - Class C*[1]	88,109
127,602	EW Scripps Co. - Class A1	2,758,755
124,091	Fox Corp. - Class A1	4,643,485
96,187	Fox Corp. - Class B1	3,499,283
237,870	News Corp.[1]	6,231,005
268,688	NortonLifeLock, Inc.[1]	5,806,348
132,400	Quebecor, Inc. - Class B	3,559,893
7,681,685	Vodafone Group PLC	14,496,648
		62,077,526
	CONSUMER, CYCLICAL — 17.8%
28,272	Costco Wholesale Corp.[1]	10,519,728
2,205	Dollar General Corp.[1]	473,524
15,042	Domino's Pizza, Inc.[1]	6,352,838
105,727	DR Horton, Inc.[1]	10,391,907
289,201	Electrolux A.B.	8,116,868
31,936	Haverty Furniture Cos., Inc.[1]	1,484,066
101,000	Iida Group Holdings Co., Ltd.	2,459,792
1,047	Lennar Corp. - Class A1	108,469
190,803	Mattel, Inc.*[1]	4,094,632
96,400	McDonald's Holdings Co. Japan Ltd.	4,401,437
166,897	Nautilus, Inc.*[1]	2,797,194
31,500	Nintendo Co., Ltd.	18,070,079
66,603	Nu Skin Enterprises, Inc. - Class A1	3,520,635
31	NVR, Inc.*	155,561
179,181	PulteGroup, Inc.[1]	10,593,181
38,800	Shimamura Co., Ltd.	3,838,475
11,011	Sleep Number Corp.*[1]	1,232,021
14,600	Spin Master Corp.*[2]	494,585
45,842	Target Corp.[1]	9,501,213
1,465	Tesla, Inc.*[1]	1,039,330

8

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
29,122	Vail Resorts, Inc.[1]	$9,469,309
55,626	Vista Outdoor, Inc.*[1]	1,813,964
74,229	Volvo A.B. - B Shares	1,812,704
24,500	Westshore Terminals Investment Corp.	399,829
2,431,200	Yamada Holdings Co., Ltd.	12,103,089
		125,244,430
	CONSUMER, NON-CYCLICAL — 23.9%
88,396	Adecco Group A.G.	5,991,116
15,727	AMERCO[1]	9,383,200
242,731	Archer-Daniels-Midland Co.[1]	15,323,608
53,749	BellRing Brands, Inc. - Class A*[1]	1,386,187
4,768	Blackmores Ltd.	262,630
57,761	Booz Allen Hamilton Holding Corp. - Class A1	4,791,275
134,082	Bunge Ltd.[1,3]	11,319,202
71,389	Campbell Soup Co.[1]	3,408,825
558,207	Carrefour S.A.	10,810,479
28,963	Clorox Co.[1]	5,285,748
4,550	DiaSorin S.p.A.	772,736
85,500	Empire Co., Ltd. - Class A	2,689,091
33,412	Fisher & Paykel Healthcare Corp. Ltd.	861,142
41,797	HelloFresh S.E.*	3,467,171
106,149	Herbalife Nutrition Ltd.*[1,3]	4,858,440
128,187	Hologic, Inc.*[1]	8,402,658
150,939	Kellogg Co.[1]	9,421,612
128,571	Kesko Oyj - B Shares	3,914,784
371,727	Koninklijke Ahold Delhaize N.V.	10,003,559
144,001	Kroger Co.[1]	5,261,797
702,600	Medtecs International Corp. Ltd.	583,863
13,542	Regeneron Pharmaceuticals, Inc.*[1]	6,517,765
46,880	Rent-A-Center, Inc.[1]	2,697,944
136,603	Robert Half International, Inc.[1]	11,967,789
18,851	Thermo Fisher Scientific, Inc.[1]	8,864,306
28,302	Vertex Pharmaceuticals, Inc.*[1]	6,175,496
509,416	Western Union Co.[1]	13,122,556
		167,544,979
	DIVERSIFIED — 1.7%
1,452,500	CK Hutchison Holdings Ltd.	11,871,370

	ENERGY — 0.2%
18,022	DCC PLC	1,563,723

9

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 5.9%
285,209	3i Group PLC	$5,051,480
46,337	Berkshire Hathaway, Inc. - Class B*[1]	12,740,358
12,200	Canadian Imperial Bank of Commerce	1,268,236
537,282	Deutsche Bank AG*	7,484,807
26,000	Fairfax Financial Holdings Ltd.	11,878,523
368,141	Medibank Pvt Ltd.	873,488
382,700	Nomura Holdings, Inc.	2,057,072
		41,353,964
	INDUSTRIAL — 17.1%
99,233	Arrow Electronics, Inc.*[1]	11,319,508
2,374,252	Aurizon Holdings Ltd.	6,830,661
86,260	bpost S.A.*	916,723
52,027	Cia de Distribucion Integral Logista Holdings S.A.	1,081,577
29,022	Cie de Saint-Gobain*	1,831,090
50,006	Cummins, Inc.[1]	12,603,512
59,500	Dexerials Corp.	1,096,542
120,298	Expeditors International of Washington, Inc.[1]	13,215,938
36,383	FedEx Corp.[1]	10,562,349
282,600	Fujikura Ltd.*	1,456,746
178,733	Knight-Swift Transportation Holdings, Inc.[1]	8,421,899
38,578	Lockheed Martin Corp.[1]	14,681,244
46,900	Macnica Fuji Electronics Holdings, Inc.	944,971
142,000	Nippon Express Co., Ltd.	10,867,805
55,745	PerkinElmer, Inc.[1]	7,226,224
748,941	Royal Mail PLC*	5,131,089
191,819	Schneider National, Inc. - Class B1	4,647,774
172,624	Smith & Wesson Brands, Inc.[1]	3,003,658
58,701	Sturm Ruger & Co., Inc.[1]	3,812,043
		119,651,353
	TECHNOLOGY — 16.4%
81,826	Apple, Inc.[1]	10,756,846
135,349	Atos S.E.*	9,216,928
31,221	Bechtle A.G.	6,357,253
95,831	Cerner Corp.[1]	7,192,116
110,485	Check Point Software Technologies Ltd.*[1,3]	12,905,753
8,800	Constellation Software, Inc.	12,914,566
36,857	Electronic Arts, Inc.[1]	5,236,643
309,171	HP, Inc.[1]	10,545,823
129,823	Logitech International S.A.	14,449,074
88,678	Micron Technology, Inc.*[1]	7,632,515
22,750	Microsoft Corp.[1]	5,737,095

10

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
409,400	Seiko Epson Corp.	$6,985,021
24,128	Take-Two Interactive Software, Inc.*[1]	4,231,569
2,478	Zoom Video Communications, Inc. - Class A*[1]	791,894
		114,953,096
	TOTAL COMMON STOCKS
	(Cost $644,151,631)	704,220,688

Principal
Amount
	SHORT-TERM INVESTMENTS — 17.1%
$119,869,253	UMB Money Market Fiduciary, 0.01%[4]	119,869,253
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $119,869,253)	119,869,253

	TOTAL INVESTMENTS — 117.4%
	(Cost $764,020,884)	824,089,941
	Liabilities in Excess of Other Assets — (17.4)%	(122,141,058)
	TOTAL NET ASSETS — 100.0%	$701,948,883

Number
of Shares
	SECURITIES SOLD SHORT — (29.4)%
	COMMON STOCKS — (29.4)%
	BASIC MATERIALS — (1.1)%
(644,004)	Bellevue Gold Ltd.*	(461,980)
(316,900)	Cameco Corp.	(5,326,354)
(300,000)	Chalice Mining Ltd.*	(1,579,824)
		(7,368,158)
	COMMUNICATIONS — (1.6)%
(377,126)	Informa PLC*	(2,931,385)
(26,629)	Wix.com Ltd.*[3]	(8,464,827)
		(11,396,212)
	CONSUMER, CYCLICAL — (2.9)%
(86,800)	Air Canada*	(1,749,134)
(50,604)	Aston Martin Lagonda Global Holdings PLC*[2]	(1,355,567)
(28,799)	Carvana Co.*	(8,215,203)
(53,040)	Porsche Automobil Holding S.E.	(5,591,116)
(18,220)	Royal Caribbean Cruises Ltd.[3]	(1,584,229)
(78,538)	Virgin Galactic Holdings, Inc.*	(1,739,617)
		(20,234,866)
	CONSUMER, NON-CYCLICAL — (9.9)%
(27,036)	10X Genomics, Inc. - Class A*	(5,347,721)

11

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(237,917)	Adverum Biotechnologies, Inc.*	$(927,876)
(25,182)	Alnylam Pharmaceuticals, Inc.*	(3,541,596)
(122,582)	Applied Therapeutics, Inc.*	(2,270,219)
(16,713)	Argenx S.E.*	(4,802,448)
(41,406)	Atreca, Inc. - Class A*	(494,388)
(86,983)	Avidity Biosciences, Inc.*	(2,038,881)
(114,900)	Bausch Health Cos., Inc.*	(3,698,823)
(45,368)	Bioxcel Therapeutics, Inc.*	(1,541,151)
(173,200)	Compugen Ltd.*[3]	(1,494,716)
(37,053)	Cortexyme, Inc.*	(1,451,366)
(103,200)	Cronos Group, Inc.*	(842,089)
(453,894)	Cymabay Therapeutics, Inc.*	(1,965,361)
(65,477)	Cytokinetics, Inc.*	(1,665,735)
(52,529)	Exact Sciences Corp.*	(6,924,373)
(27,308)	Guardant Health, Inc.*	(4,341,426)
(31,600)	Hisamitsu Pharmaceutical Co., Inc.	(1,843,391)
(178,417)	Homology Medicines, Inc.*	(1,207,883)
(29,302)	IGM Biosciences, Inc.*	(2,072,237)
(23,580)	Karuna Therapeutics, Inc.*	(2,617,616)
(173,637)	Mersana Therapeutics, Inc.*	(2,766,037)
(17,604)	NextCure, Inc.*	(154,387)
(163,889)	Provention Bio, Inc.*	(1,178,362)
(56,821)	RAPT Therapeutics, Inc.*	(1,246,653)
(16,263)	Relmada Therapeutics, Inc.*	(627,101)
(104,644)	Revance Therapeutics, Inc.*	(3,047,233)
(114,156)	Seres Therapeutics, Inc.*	(2,375,586)
(10,834)	TG Therapeutics, Inc.*	(484,388)
(353,027)	Viking Therapeutics, Inc.*	(2,255,843)
(742,379)	Zip Co., Ltd.*	(4,562,134)
		(69,787,020)
	ENERGY — (6.9)%
(279,500)	Ballard Power Systems, Inc.*	(6,102,978)
(333,900)	Keyera Corp.	(7,635,803)
(72,280)	Neste Oyj	(4,370,689)
(72,838)	Occidental Petroleum Corp.	(1,847,172)
(70,283)	ONEOK, Inc.	(3,678,612)
(220,800)	Pembina Pipeline Corp.	(6,815,125)
(135,896)	Sunrun, Inc.*	(6,658,904)
(452,158)	Williams Cos., Inc.	(11,014,569)
		(48,123,852)

12

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL — (5.2)%
(90,809)	Afterpay Ltd.*	$(8,178,826)
(53,700)	Aruhi Corp.	(866,597)
(150,700)	Fukuoka Financial Group, Inc.	(2,570,311)
(1,674,900)	Japan Post Holdings Co., Ltd.*	(14,074,942)
(1,156)	Orix JREIT, Inc. - REIT	(2,039,155)
(419,351)	Prudential PLC	(8,879,284)
		(36,609,115)
	INDUSTRIAL — (0.8)%
(32,580)	Airbus S.E.*	(3,917,939)
(8,128)	Boeing Co.*	(1,904,472)
		(5,822,411)
	TECHNOLOGY — (1.0)%
(10,004)	Coupa Software, Inc.*	(2,691,476)
(11,195)	Twilio, Inc. - Class A*	(4,117,521)
		(6,808,997)
	TOTAL COMMON STOCKS
	(Proceeds $205,758,374)	(206,150,631)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $205,758,374)	$(206,150,631)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $427,430,368, which represents 60.89% of total net assets of the Fund.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $11,989,158, which represents 1.71% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

13

361 Global Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	60.4%
Japan	9.2%
Canada	5.9%
United Kingdom	5.7%
Germany	3.9%
France	3.1%
Switzerland	2.9%
Israel	1.8%
Sweden	1.8%
Hong Kong	1.7%
Netherlands	1.4%
Australia	1.1%
Finland	0.6%
Ireland	0.2%
Spain	0.2%
Belgium	0.1%
New Zealand	0.1%
Italy	0.1%
Taiwan	0.1%
Total Common Stocks	100.3%
Short-Term Investments	17.1%
Total Investments	117.4%
Liabilities in Excess of Other Assets	(17.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

14

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2021 (Unaudited)

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Assets:
Investments, at cost	$14,971,063	$764,020,884
Foreign currency, at cost	-	562,977
Investments, at value	$16,323,766	$824,089,941
Foreign currency, at value	-	562,186
Cash	-	75,671,459
Cash deposited with brokers for securities sold short	81,637	8,878,076
Receivables:
Fund shares sold	125	303,240
Dividends and interest	11,159	1,557,963
Due from Advisor	7,414	-
Prepaid expenses	23,902	42,410
Total assets	16,448,003	911,105,275

Liabilities:
Securities sold short, proceeds	$3,751,473	$205,758,374
Foreign currency due to custodian, proceeds	-	76,152
Securities sold short, at value	$3,755,938	$206,150,631
Foreign currency due to custodian, at value	-	77,615
Payables:
Fund shares redeemed	-	452,690
Advisory fees	-	710,053
Shareholder servicing fees (Note 7)	5,282	31,682
Distribution fees (Note 6)	506	2,793
Fund accounting and administration fees	13,117	87,257
Transfer agent fees and expenses	12,142	27,632
Custody fees	4,700	52,466
Auditing fees	10,072	10,158
Trustees' deferred compensation (Note 3)	6,554	9,459
Dividends and interest on securities sold short	4,508	1,474,754
Chief Compliance Officer fees	2,126	2,728
Trustees' fees and expenses	1,807	3,607
Shareholder reporting fees	-	59,217
Accrued other expenses	1,684	3,650
Total liabilities	3,818,436	209,156,392
Net Assets	$12,629,567	$701,948,883

See accompanying Notes to Financial Statements.

15

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2021 (Unaudited)

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with a number of shares authorized)	$11,506,667	$660,957,792
Total distributable earnings	1,122,900	40,991,091
Net Assets	$12,629,567	$701,948,883

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$2,424,573	$12,782,619
Shares of beneficial interest issued and outstanding	234,474	1,068,921
Redemption price per share	$10.34	$11.96

Class I Shares:
Net assets applicable to shares outstanding	$5,861,568	$179,558,962
Shares of beneficial interest issued and outstanding	559,712	14,867,605
Redemption price per share	$10.47	$12.08

Class Y Shares:
Net assets applicable to shares outstanding	$4,343,426	$509,607,302
Shares of beneficial interest issued and outstanding	413,017	42,067,047
Redemption price per share	$10.52	$12.11

See accompanying Notes to Financial Statements.

16

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $454,615, respectively)	$90,368	$5,675,354
Interest	201	6,134
Total investment income	90,569	5,681,488

Expenses:
Advisory fees	79,877	4,251,789
Shareholder servicing fees - Class I (Note 7)	3,273	12,805
Shareholder servicing fees - Investor Class (Note 7)	1,881	9,230
Distribution fees (Note 6)	3,135	15,382
Fund accounting and administration fees	39,580	263,450
Transfer agent fees and expenses	24,122	57,296
Custody fees	10,330	98,256
Dividends on securities sold short	91,504	2,179,482
Interest expense	33,601	1,853,806
Registration fees	21,569	20,034
Auditing fees	10,072	10,181
Trustees' fees and expenses	7,729	14,212
Chief Compliance Officer fees	6,876	6,947
Miscellaneous	5,592	10,445
Legal fees	4,321	8,078
Shareholder reporting fees	3,473	56,335
Insurance fees	1,337	2,660
Total expenses	348,272	8,870,388
Advisory/sub-advisory fees waived	(79,877)	(71,691)
Other expenses absorbed	(34,147)	-
Net expenses	234,248	8,798,697
Net investment loss	(143,679)	(3,117,209)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,196,586	121,688,799
Securities sold short	(2,953,881)	(82,316,674)
Foreign currency transactions	-	(22,715)
Net realized gain	242,705	39,349,410
Net change in unrealized appreciation/depreciation on:
Investments	(11,560)	41,487,706
Securities sold short	250,071	(31,981,220)
Foreign currency translations	-	650
Net change in unrealized appreciation/depreciation	$238,511	$9,507,136
Net realized and unrealized gain	481,216	48,856,546

Net Increase in Net Assets from Operations	$337,537	$45,739,337

See accompanying Notes to Financial Statements.

17

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(143,679)	$(204,387)
Net realized gain on investments and securities sold short	242,705	1,485,045
Net change in unrealized appreciation/depreciation on investments and securities sold short	238,511	(1,025,779)
Net increase in net assets resulting from operations	337,537	254,879

Distributions to Shareholders:
Investor Class	(109,018)	(22,859)
Class I	(328,976)	(527,919)
Class Y	(215,019)	(814,865)
Total distributions to shareholders	(653,013)	(1,365,643)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	156,917	2,132,009
Class I	453,133	6,071,058
Class Y	-	4,500,000
Reinvestment of distributions:
Investor Class	102,168	20,838
Class I	320,950	152,903
Class Y	36,048	158,683
Cost of shares redeemed:
Investor Class	(421,797)	(231,993)
Class I	(2,851,959)	(12,017,895)
Class Y	(929,853)	(23,127,755)
Net decrease in net assets from capital transactions	(3,134,393)	(22,342,152)

Total decrease in net assets	(3,449,869)	(23,452,916)

Net Assets:
Beginning of period	16,079,436	39,532,352
End of period	$12,629,567	$16,079,436

Capital Share Transactions:
Shares sold:
Investor Class	15,478	208,830
Class I	42,375	597,548
Class Y	-	446,432
Shares reinvested:
Investor Class	10,268	2,051
Class I	31,904	14,932
Class Y	3,569	15,451

See accompanying Notes to Financial Statements.

18

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Shares redeemed:
Investor Class	(41,625)	(22,670)
Class I	(277,992)	(1,130,999)
Class Y	(91,571)	(2,318,842)
Net decrease in capital share transactions	(307,594)	(2,187,267)

See accompanying Notes to Financial Statements.

19

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(3,117,209)	$(3,739,148)
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	39,349,410	(12,822,022)
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	9,507,136	22,868,025
Net increase in net assets resulting from operations	45,739,337	6,306,855

Distributions to Shareholders:
Class I	-	(1,003,012)
Class Y	-	(1,787,512)
Total distributions to shareholders	-	(2,790,524)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,444,557	3,268,773
Class I	29,035,140	94,672,273
Class Y	46,776,775	195,418,500
Reinvestment of distributions:
Class I	-	834,251
Class Y	-	1,281,137
Cost of shares redeemed:
Investor Class	(2,447,114)	(20,637,333)
Class I	(65,843,654)	(221,553,557)
Class Y	(50,602,833)	(231,924,823)
Net decrease in net assets from capital transactions	(40,637,129)	(178,640,779)

Total increase (decrease) in net assets	5,102,208	(175,124,448)

Net Assets:
Beginning of period	696,846,675	871,971,123
End of period	$701,948,883	$696,846,675

Capital Share Transactions:
Shares sold:
Investor Class	221,266	300,408
Class I	2,581,239	8,618,028
Class Y	4,144,725	18,112,223
Shares reinvested:
Class I	-	74,955
Class Y	-	114,900

See accompanying Notes to Financial Statements.

20

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Shares redeemed:
Investor Class	(219,559)	(1,902,999)
Class I	(5,807,214)	(20,618,917)
Class Y	(4,449,362)	(21,838,430)
Net decrease in capital share transactions	(3,528,905)	(17,139,832)

See accompanying Notes to Financial Statements.

21

361 Domestic Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2021 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$337,537
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(38,324,761)
Sales of long-term investments	44,358,869
Proceeds from securities sold short	14,395,218
Cover short securities	(18,327,704)
Sales of short-term investments, net	1,374,062
Increase in due from advisor receivable	(5,059)
Decrease in interest and dividends receivables	4,480
Increase in prepaid expenses	(8,442)
Decrease in interest and dividends on securities sold short	(2,089)
Decrease in accrued expenses	(8,327)
Net realized gain	(230,878)
Net change in unrealized appreciation/depreciation	(238,511)
Net cash provided by operating activities	3,324,395

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	610,260
Cost of shares redeemed	(4,203,609)
Dividends paid to shareholders, net of reinvestments	(193,847)
Net cash used for financing activities	(3,787,196)

Net decrease in cash	(462,801)

Cash and cash equivalents:
Beginning cash balance	—
Beginning cash held at brokers	544,438
Total beginning cash and cash equivalents	544,438

Ending cash balance	—
Ending cash held at brokers	81,637
Total ending cash and cash equivalents	$81,637
Supplemental disclosure of interest expense paid	$35,669

Non cash financing activities not included herein consist of $459,166 of reinvested dividends.

See accompanying Notes to Financial Statements.

22

361 Global Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2021 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$45,739,337
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(1,349,037,598)
Sales of long-term investments	1,502,501,436
Proceeds from securities sold short	605,814,492
Cover short securities	(722,624,576)
Sales of short-term investments, net	11,817,671
Increase in foreign currency	(470,053)
Increase in interest and dividends receivables	(449,302)
Increase in prepaid expenses	(13,748)
Increase in foreign currency due to custodian	50,174
Increase in advisory fees payable	3,078
Increase in interest and dividends on securities sold short	1,133,778
Decrease in accrued expenses	(108,077)
Net realized gain	(40,040,349)
Net change in unrealized appreciation/depreciation	(9,506,486)
Net cash provided by operating activities	44,809,777

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	78,597,440
Cost of shares redeemed	(119,010,584)
Net cash used for financing activities	(40,413,144)

Net increase in cash	4,396,633

Cash and cash equivalents:
Beginning cash balance	171,459
Beginning cash held at brokers	79,981,443
Total beginning cash and cash equivalents	80,152,902

Ending cash balance	75,671,459
Ending cash held at brokers	8,878,076
Total ending cash and cash equivalents	$84,549,535
Supplemental disclosure of interest expense paid	$1,822,939

Non cash financing activities not included herein consist of $0 of reinvested dividends.

See accompanying Notes to Financial Statements.

23

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,				For the Period March 31, 2016* through October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.51	$10.56	$10.96	$10.91	$9.90	$10.00

Income from Investment
Operations:
Net investment income (loss)[1]	(0.11)	(0.11)	(0.03)	(0.12)	(0.05)	0.02
Net realized and unrealized gain (loss)	0.38	0.46	0.40	0.43	1.16	(0.12)
Total from investment operations	0.27	0.35	0.37	0.31	1.11	(0.10)

Less Distributions:
From net investment income	-	-	-	-	(0.02)	-
From net realized gain	(0.44)	(0.40)	(0.77)	(0.26)	(0.08)	-
Total distributions	(0.44)	(0.40)	(0.77)	(0.26)	(0.10)	-
Net asset value, end of period	$10.34	$10.51	$10.56	$10.96	$10.91	$9.90

Total return[2]	2.71%[3]	3.43%	3.88%	2.87%	11.26%	(1.00)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,425	$2,631	$656	$691	$398	$143

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	5.09%[5]	3.27%	3.06%	3.38%	3.03%	3.91%[5]
After fees waived and expenses absorbed[4]	3.52%[5]	2.69%	2.83%	3.02%	2.42%	2.06%[5]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(3.84)%[5]	(1.65)%	(0.49)%	(1.44)%	(1.05)%	(1.46)%[5]
After fees waived and expenses absorbed	(2.27)%[5]	(1.07)%	(0.26)%	(1.08)%	(0.44)%	0.39%[5]

Portfolio turnover rate	278%[3]	538%	332%	262%	263%	123%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

24

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Investor Class

[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.73% for the six months ended April 30, 2021. For the prior periods ended October 31, 2020, 2019, 2018, 2017, and 2016, the ratios would have been lowered by 0.90%, 1.04%, 1.23%, 0.63% and 0.27%, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

25

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,				For the Period March 31, 2016* through October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.62	$10.65	$11.02	$10.94	$9.90	$10.00

Income from Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.08)	- [2]	(0.09)	(0.02)	0.04
Net realized and unrealized gain (loss)	0.39	0.46	0.40	0.43	1.17	(0.14)
Total from investment operations	0.29	0.38	0.40	0.34	1.15	(0.10)

Less Distributions:
From net investment income	-	(0.01)	-	-	(0.03)	-
From net realized gain	(0.44)	(0.40)	(0.77)	(0.26)	(0.08)	-
Total distributions	(0.44)	(0.41)	(0.77)	(0.26)	(0.11)	-
Net asset value, end of period	$10.47	$10.62	$10.65	$11.02	$10.94	$9.90

Total return[3]	2.87%[4]	3.71%	4.15%	3.14%	11.72%	(1.00)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,862	$8,108	$13,658	$9,261	$3,436	$4,578

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	4.78%[6]	2.99%	2.77%	3.06%	2.76%	3.66%[6]
After fees waived and expenses absorbed[5]	3.21%[6]	2.41%	2.54%	2.70%	2.15%	1.81%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(3.53)%[6]	(1.37)%	(0.20)%	(1.12)%	(0.78)%	(1.21)%[6]
After fees waived and expenses absorbed	(1.96)%[6]	(0.79)%	0.03%	(0.76)%	(0.17)%	0.64%[6]

Portfolio turnover rate	278%[4]	538%	332%	262%	263%	123%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

26

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Class I

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.73% for the six months ended April 30, 2021. For the prior periods ended October 31, 2020, 2019, 2018, 2017, and 2016, the ratios would have been lowered by 0.90%, 1.04%, 1.23%, 0.63% and 0.27%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

27

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,				For the Period March 31, 2016* through October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.66	$10.69	$11.05	$10.95	$9.92	$10.00

Income from Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.07)	0.01	(0.08)	- [2]	0.05
Net realized and unrealized gain (loss)	0.40	0.47	0.40	0.44	1.15	(0.13)
Total from investment operations	0.30	0.40	0.41	0.36	1.15	(0.08)

Less Distributions:
From net investment income	-	(0.03)	-	-	(0.04)	-
From net realized gain	(0.44)	(0.40)	(0.77)	(0.26)	(0.08)	-
Total distributions	(0.44)	(0.43)	(0.77)	(0.26)	(0.12)	-
Net asset value, end of period	$10.52	$10.66	$10.69	$11.05	$10.95	$9.92

Total return[3]	2.96%[4]	3.83%	4.23%	3.33%	11.72%	(0.80)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,343	$5,340	$25,217	$31,321	$27,250	$25,128

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[5]	4.69%[6]	2.87%	2.66%	2.98%	2.63%	3.51%[6]
After fees waived and expenses absorbed[5]	3.12%[6]	2.29%	2.43%	2.62%	2.02%	1.66%[6]
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(3.44)%[6]	(1.25)%	(0.09)%	(1.04)%	(0.65)%	(1.06)%[6]
After fees waived and expenses absorbed	(1.87)%[6]	(0.67)%	0.14%	(0.68)%	(0.04)%	0.79%[6]

Portfolio turnover rate	278%[4]	538%	332%	262%	263%	123%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

28

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Class Y

[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.73% for the six months ended April 30, 2021. For the prior periods ended October 31, 2020, 2019, 2018, 2017, and 2016, the ratios would have been lowered by 0.90%, 1.04%, 1.23%, 0.63% and 0.27%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

29

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.21	$10.98	$11.32	$12.15	$10.76	$10.92

Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.09)	0.01	(0.05)	0.03	0.02
Net realized and unrealized gain (loss)	0.82	0.32	(0.02)	-	1.39	(0.09)
Total from investment operations	0.75	0.23	(0.01)	(0.05)	1.42	(0.07)

Less Distributions:
From net investment income	-	-	-	(0.02)	(0.03)	-
From net realized gain	-	-	(0.33)	(0.76)	-	(0.09)
Total distributions	-	-	(0.33)	(0.78)	(0.03)	(0.09)
Net asset value, end of period	$11.96	$11.21	$10.98	$11.32	$12.15	$10.76

Total return[2]	6.69%[3]	2.09%	0.06%	(0.55)%	13.26%	(0.61)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,783	$11,967	$29,320	$70,194	$82,319	$97,662

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	3.00%[6]	2.72%	2.74%	2.68%	2.50%	2.50%
After fees waived and expenses absorbed/recovered[4,5]	2.98%[6]	2.67%	2.71%	2.63%	2.51%	2.55%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(1.33)%[6]	(0.91)%	0.03%	(0.48)%	0.32%	0.20%
After fees waived and expenses absorbed/recovered	(1.31)%[6]	(0.86)%	0.06%	(0.43)%	0.31%	0.15%

Portfolio turnover rate	229%[3]	403%	220%	197%	237%	229%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.19% for the six months ended April 30, 2021. For the prior periods ended October 31, 2020, 2019, 2018, 2017, and 2016, the ratios would have been lowered by 0.88%, 0.92%, 0.85%, 0.61%, and 0.61%, respectively.

See accompanying Notes to Financial Statements.

30

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Investor Class

[5]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.79% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.94%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

31

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.30	$11.07	$11.37	$12.20	$10.82	$10.95

Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.06)	0.04	(0.02)	0.07	0.05
Net realized and unrealized gain (loss)	0.83	0.32	(0.01)	-	1.39	(0.09)
Total from investment operations	0.78	0.26	0.03	(0.02)	1.46	(0.04)

Less Distributions:
From net investment income	-	(0.03)	-	(0.05)	(0.08)	-
From net realized gain	-	-	(0.33)	(0.76)	-	(0.09)
Total distributions	-	(0.03)	(0.33)	(0.81)	(0.08)	(0.09)
Net asset value, end of period	$12.08	$11.30	$11.07	$11.37	$12.20	$10.82

Total return[2]	6.90%[3]	2.38%	0.42%	(0.25)%	13.54%	(0.34)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$179,559	$204,510	$332,247	$536,076	$430,610	$421,094

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	2.61%[6]	2.41%	2.42%	2.40%	2.21%	2.20%
After fees waived and expenses absorbed/recovered[4,5]	2.59%[6]	2.36%	2.39%	2.35%	2.22%	2.25%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.94)%[6]	(0.60)%	0.35%	(0.20)%	0.60%	0.50%
After fees waived and expenses absorbed/recovered	(0.92)%[6]	(0.55)%	0.38%	(0.15)%	0.59%	0.45%

Portfolio turnover rate	229%[3]	403%	220%	197%	237%	229%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.19% for the six months ended April 30, 2021. For the prior periods ended October 31, 2020, 2019, 2018, 2017, and 2016, the ratios would have been lowered by 0.88%, 0.92%, 0.85%, 0.61%, and 0.61%, respectively.

See accompanying Notes to Financial Statements.

32

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Class I

[5]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.54% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.69%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

33

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.34	$11.10	$11.39	$12.23	$10.84	$10.95

Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.05)	0.05	-	0.08	0.06
Net realized and unrealized gain (loss)	0.82	0.33	(0.01)	(0.01)	1.40	(0.08)
Total from investment operations	0.77	0.28	0.04	(0.01)	1.48	(0.02)

Less Distributions:
From net investment income	-	(0.04)	-	(0.07)	(0.09)	-
From net realized gain	-	-	(0.33)	(0.76)	-	(0.09)
Total distributions	-	(0.04)	(0.33)	(0.83)	(0.09)	(0.09)
Net asset value, end of period	$12.11	$11.34	$11.10	$11.39	$12.23	$10.84

Total return[2]	6.79%[3]	2.54%	0.51%	(0.21)%	13.71%	(0.15)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$509,607	$480,370	$510,403	$145,591	$38,730	$32,993

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[4,5]	2.60%[6]	2.32%	2.34%	2.29%	2.10%	2.10%
After fees waived and expenses absorbed/recovered[4,5]	2.58%[6]	2.27%	2.31%	2.24%	2.11%	2.15%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.93)%[6]	(0.51)%	0.43%	(0.09)%	0.71%	0.60%
After fees waived and expenses absorbed/recovered	(0.91)%[6]	(0.46)%	0.46%	(0.04)%	0.70%	0.55%

Portfolio turnover rate	229%[3]	403%	220%	197%	237%	229%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.19% for the six months ended April 30, 2021. For the prior periods ended October 31, 2020, 2019, 2018, 2017, and 2016, the ratios would have been lowered by 0.88%, 0.92%, 0.85%, 0.61%, and 0.61%, respectively.

See accompanying Notes to Financial Statements.

34

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Class Y

[5]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.54%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

35

361 Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (Unaudited)

Note 1 – Organization

361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”) and 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Domestic Long/Short Equity Fund and Global Long/Short Equity Fund are diversified Funds.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. As a secondary objective, the Domestic Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

36

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

37

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Borrowings

The Funds have the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Funds may have no leverage for an extended period of time when the Funds believe that leverage is not in the best interest of the Funds. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used. Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances. The Funds have a leverage agreement with Societe Generale. The interest rate charged for these borrowings is Federal funds rate plus 65 basis points and the interest rate for debit cash balances is Federal funds rate plus 75 basis points. For balances denominated in foreign currencies, the rate charged is reference rate of each respective country plus 130 basis points. During the six months ended April 30, 2021 the interest was as follows:

	Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 4/30/2021	Investments sold short at 4/30/2021	Interest Expense
Domestic Long/Short Equity Fund	$4,512,880	0.83%	$6,025,426	$3,674,301	$3,755,938	$33,601
Global Long/Short Equity Fund	197,660,471	1.08%	217,777,389	197,519,220	206,150,631	1,853,806

38

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

(f) Short-Term Investments

The Domestic Long/Short Equity Fund invests a significant amount (26.0% of its net assets as of April 30, 2021) in the UMB Money Market Fiduciary. The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets.

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At April 30, 2021, such collateral is denoted in the Funds’ Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2021, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

(h) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2021 and during the open tax years ended October 31, 2018 through 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

39

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

(i) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Hamilton Lane Advisors, L.L.C. (the “Advisor”). At a special meeting held on March 17, 2021, shareholders of the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund approved (i) a new investment advisory agreement between the Trust, on behalf of each Fund, and Advisor, (ii) a new investment sub-advisory agreement between Hamilton Lane and Wells Capital Management, Inc. (“WellsCap”) (the “New Sub-Advisory Agreement”), with respect to each Fund, and (iii) the use of a “manager of managers” arrangement to allow Advisor and the Board of Trustees of the Trust to hire or replace the respective Fund’s sub-advisors and modify any existing or future agreements with such sub-advisors in the future without a shareholder meeting. The results of the shareholders meeting are reported in Note 11.

On April 1, 2021 (the “Effective Date”), the Advisor acquired the assets (the “Transaction”) of 361 Capital, LLC, (the “Prior Advisor”). Prior to April 1, 2021, Prior Advisor and WellsCap served as the Funds’ investment advisor and investment sub-advisor, respectively. The New Advisory Agreement and New Sub-Advisory Agreement became effective on the Effective Date and will be in effect for an initial two-year period.

Each Fund’s investment objective, principal investment strategy and investment policies remain the same after the Transaction. In addition, the members of the WellsCap portfolio management team that have managed each Fund since its inception continue to be members of the portfolio management team and continue to be responsible for the day-to-day management of each Fund’s portfolio.

Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the tables below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fees and shareholder service fees) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2022 for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund:

40

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

	Investment Advisory Fees	Total Limit on Annual Operating Expenses†
Domestic Long/Short Equity Fund	1.10%	1.39%
Global Long/Short Equity Fund	1.25%	1.39%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Advisor has engaged Wells Capital Management, Inc. (the "Sub-Advisor") to manage the assets of the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund and pays the Sub-Advisor from its advisory fees.

For the six months ended April 30, 2021, the Advisor and Prior Advisor waived fees and absorbed other expenses as follows:

	Advisor	Prior Advisor	Total
Domestic Long/Short Equity Fund	$19,371	94,653	$114,024
Global Long/Short Equity Fund	$12,535	59,156	$71,691

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. In addition, the Advisor is permitted to seek reimbursement of fees or payments made by Prior Advisor to the Funds prior to the Transaction. At April 30, 2021, the amount of these potentially recoverable expenses was $503,347 and $994,274 for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than October 31, of the years stated below:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
2021	$126,060	$303,970
2022	101,935	211,030
2023	161,328	407,583
2024	114,024	71,691
Total	$503,347	$994,274

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2021 are reported on the Statements of Operations.

41

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2021, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2021 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

As of April 30, 2021, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
Cost of investments	$11,312,030	$561,956,510

Gross unrealized appreciation	$1,677,259	$76,185,399
Gross unrealized depreciation	(421,461)	(20,202,599)
Net unrealized appreciation on investments	$1,255,798	$55,982,800

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

42

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

As of October 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
Undistributed ordinary income	$-	$-
Undistributed long-term capital gains	624,558	-
Tax accumulated earnings	624,558	-

Accumulated capital and other losses	(198,729)	(51,233,550)
Unrealized appreciation on investments	1,017,287	46,476,314
Unrealized appreciation on foreign currency and futures contracts	-	15,707
Unrealized deferred compensation	(4,740)	(6,716)
Total accumulated earnings (deficit)	$1,438,376	$(4,748,245)

The tax character of the distributions paid during the fiscal years ended October 31, 2020 and October 31, 2019 were as follows:

	Domestic Long/Short Equity Fund		Global Long/Short Equity Fund
Distributions paid from:	2020	2019	2020	2019
Ordinary income	$62,811	$1,302,315	$2,790,524	$24,487
Net long-term capital gains	1,302,832	1,493,767	-	21,144,230
Total distributions paid	$1,365,643	$2,796,082	$2,790,524	$21,168,717

At October 31, 2020, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards are as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Domestic Long/Short Equity Fund	$-	$-	$-
Global Long/Short Equity Fund	49,675,323	693,281	50,368,604

As of October 31, 2020, the following funds had qualified late-year ordinary losses, which are deferred until fiscal year 2021 for tax purposes.

Fund	Late-Year Ordinary Losses
Domestic Long/Short Equity Fund	$198,729
Global Long/Short Equity Fund	864,946

43

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Investment Transactions

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

	Purchases	Sales	Securities sold short	Cover short securities
Domestic Long/Short Equity Fund	$38,324,761	$44,358,869	$14,395,218	$18,327,704
Global Long/Short Equity Fund	1,349,037,598	1,502,501,436	605,814,492	722,624,576

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Class I and Class Y shares do not pay any distribution fees.

For the six months ended April 30, 2021, for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended April 30, 2021, for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

44

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2021, in valuing the Funds’ assets carried at fair value:

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$13,045,795	$-	$-	$13,045,795
Short-Term Investments	3,277,971	-	-	3,277,971
Total Assets	$16,323,766	$-	$-	$16,323,766

Liabilities
Securities Sold Short
Common Stocks[1]	$3,755,938	$-	$-	$3,755,938
Total Liabilities	$3,755,938	$-	$-	$3,755,938

45

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks
Basic Materials	$34,287,698	$25,672,549	$-	$59,960,247
Communications	45,191,251	16,886,275	-	62,077,526
Consumer, Cyclical	82,558,854	42,685,576	-	125,244,430
Consumer, Non-cyclical	134,344,670	33,200,309	-	167,544,979
Diversified	-	11,871,370	-	11,871,370
Energy	-	1,563,723	-	1,563,723
Financial	25,887,117	15,466,847	-	41,353,964
Industrial	89,494,149	30,157,204	-	119,651,353
Technology	77,944,820	37,008,276	-	114,953,096
Short-Term Investments	119,869,253	-	-	119,869,253
Total Assets	$609,577,812	$214,512,129	$-	$824,089,941

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$5,326,354	$2,041,804	$-	$7,368,158
Communications	8,464,827	2,931,385	-	11,396,212
Consumer, Cyclical	13,288,183	6,946,683	-	20,234,866
Consumer, Non-cyclical	58,579,047	11,207,973	-	69,787,020
Energy	43,753,163	4,370,689	-	48,123,852
Financial	-	36,609,115	-	36,609,115
Industrial	1,904,472	3,917,939	-	5,822,411
Technology	6,808,997	-	-	6,808,997
Total Liabilities	$138,125,043	$68,025,588	$-	$206,150,631

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Note 10 – Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

46

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

Note 11 – Results of Shareholder Meeting

At a special meeting held on March 17, 2021, shareholders of each Fund approved the New Advisory Agreement between the Trust and Hamilton Lane Advisors, L.L.C. (“Hamilton Lane”), and approved the New Sub-Advisory agreement between Hamilton Lane and Wells Capital Management, Inc.

The percentage of share outstanding and entitled to vote that were present by proxy for Domestic Long/Short Equity Fund was 52.74%. The number of shares voted were as follows:

New Advisory Agreement:

For	Against	Abstain	Total
744,170	3,289	6,224	753,683

Sub-Advisory Agreement:

For	Against	Abstain	Total
744,094	3,386	6,203	753,683

The percentage of share outstanding and entitled to vote that were present by proxy for Global Long/Short Equity Fund was 82.00%. The number of shares voted were as follows:

New Advisory Agreement:

For	Against	Abstain	Total
48,754,045	23,064	34,342	48,811,451

Sub-Advisory Agreement:

For	Against	Abstain	Total
48,751,609	24,243	35,599	48,811,451

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

47

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a special meeting held on January 22, 2021, upon the recommendation of 361 Capital, LLC (“361 Capital”), the then-current investment advisor of the 361 Domestic Long/Short Equity Fund (the “Domestic Long/Short Fund”) and 361 Global Long/Short Equity Fund (the “Global Long/Short Fund” and together with the Domestic Long/Short Fund, the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), and in connection with the proposed acquisition of the assets of 361 Capital by Hamilton Lane Advisors, L.L.C. (“Hamilton Lane”) (the “Transaction”), the Board of Trustees (the “Board”) of the Trust, including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the following:

•	a new investment advisory agreement between the Trust, on behalf of each Fund, and Hamilton Lane (the “New Advisory Agreement”), pursuant to which Hamilton Lane would become the investment advisor for each Fund, subject to the oversight of the Board; and

•	a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) between Hamilton Lane and Wells Capital Management, Inc. (“Wells Capital”), pursuant to which Wells Capital would continue to serve as the investment sub-advisor to each Fund, subject to the oversight of Hamilton Lane.

Prior to the special meeting of the Board, 361 Capital indicated its intent to terminate its then-current investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), subject to Board and shareholder approval of the New Advisory Agreement and the closing of the Transaction. The termination of the Advisory Agreement would also result in the termination of the then-current investment sub-advisory agreement between 361 Capital and Wells Capital with respect to the Funds (the “Sub-Advisory Agreement”). 361 Capital also indicated that each Fund’s investment objective, principal investment strategy, and investment policies would remain the same after the change in investment advisor, and that the members of the portfolio management team that had managed each Fund since its inception would continue to be members of the portfolio management team and would continue to be responsible for the day-to-day management of each Fund’s portfolio as employees of Hamilton Lane.

If approved by shareholders of each Fund, the New Advisory Agreement and the New Sub-Advisory Agreement would become effective with respect to the Funds upon the closing of the Transaction, and each would be in effect for an initial two-year period. The New Advisory Agreement and the New Sub-Advisory Agreement are collectively referred to below as the “New Fund Advisory Agreements.” The Board approved the New Fund Advisory Agreements subject to the approval of each Fund’s shareholders, effective upon the closing of the Transaction. Each Fund’s shareholders approved the New Fund Advisory Agreements at a special meeting held on March 17, 2021, and the New Fund Advisory Agreements became effective upon the closing of the Transaction on April 1, 2021.

In approving each New Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the approval of the New Fund Advisory Agreements at its next in-person meeting.

Background

In advance of the special meeting, the Board received information about the Funds and the New Fund Advisory Agreements from 361 Capital, Hamilton Lane, Wells Capital, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of Hamilton Lane and Wells Capital; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about Hamilton Lane’s and Wells Capital’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of Hamilton Lane’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended September 30, 2020, which the Board had reviewed in connection with its renewal of the Advisory Agreement with 361 Capital at the Board’s December 2020 meeting; and reports comparing the proposed investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Fund Advisory Agreements. In addition, the Board considered information it reviewed during the year at other Board and Board committee meetings, including information provided to the Board at the Board’s December 2020 meeting in connection with the last annual renewal of the Advisory Agreement and the Sub-Advisory Agreement. No representatives of Hamilton Lane or Wells Capital were present during the Board’s consideration of the New Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

48

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the New Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Hamilton Lane Advisors, L.L.C.

Nature, Extent and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

•	The Domestic Long/Short Fund’s annualized total return for the one- and three-year periods were above the Peer Group and Long-Short Equity Fund Universe median returns, but below the Russell 1000 Index return by 8.35% and 6.58%, respectively. The Trustees considered 361 Capital’s explanation that it expects the Fund’s 70% net long position to underperform relative to the Fund’s long-only benchmark in most positive return periods, and that the Index’s annualized return was over 12% for the prior three years. The Trustees also noted Broadridge’s observation that the Fund’s standard deviation was lower than the standard deviation of the Russell 1000 Index, which meant that the Fund had taken on less risk than the Russell 1000 Index, and that 361 Capital believed that the Fund was positioned to provide investors with the ability to participate in equity markets while minimizing volatility and downside risk.

•	The Global Long/Short Fund’s total return for the one-year period was above the Peer Group and Long-Short Equity Fund Universe median returns, but below the MSCI World Index return by 4.89%. The Fund’s annualized total return for the three-year period was below the Peer Group and Fund Universe median returns and the

MSCI World Index return by 0.42%, 0.31%, and 5.69%, respectively. The Fund’s annualized total return for the five-year period was below the Peer Group and Fund Universe median returns and the MSCI World Index return by 0.20%, 0.48%, and 6.26%, respectively. The Trustees considered 361 Capital’s explanation that it expects the Fund’s 70% net long position to underperform relative to the Fund’s long-only benchmark in most positive return periods, and that the Index’s annualized return was over 10% for the prior five years. The Trustees also considered 361 Capital’s explanation that the Fund’s underperformance over the three- and five-year periods was largely attributed to its 30% short exposure to high beta stocks; and that while high beta stocks tend to underperform over time, they do outperform over certain periods, including a period of significant outperformance in 2019.

The Board also considered the overall quality of services to be provided by Hamilton Lane to the Funds. In doing so, the Board considered the role of Hamilton Lane as investment advisor to the Funds, noting that Hamilton Lane would provide overall supervision of the general investment management and investment operations of each Fund and oversight of Wells Capital with respect to the Fund’s operations. The Board noted that Hamilton Lane’s responsibilities would include monitoring the investment and trading activities of Wells Capital, monitoring each Fund’s compliance with its investment policies, and providing general administrative services related to Hamilton Lane’s overall supervision of the Funds. The Board considered the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds, noting that key personnel of 361 Capital would continue to be involved in overall supervision of the general investment management and investment operations of each Fund as employees of Hamilton Lane. The Board also considered the overall quality of the organization and operations of Hamilton Lane, as well as its compliance structure.

49

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage each Fund.

Advisory Fees and Expense Ratios

The Board considered that under the New Advisory Agreement, Hamilton Lane would be entitled to the same advisory fees to which 361 Capital was entitled under the Advisory Agreement, and that in addition, Hamilton Lane had contractually agreed to maintain the same expense limitation arrangement for the Funds then in effect for a period of two years from the closing of the Transaction. With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Domestic Long/Short Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group and Long-Short Equity Fund Universe medians. The annual total expenses paid by the Fund (net of waivers) for the Fund’s most recent fiscal year were lower than the Peer Group Fund Universe medians.

•	The Global Long/Short Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Long-Short Equity Fund Universe median, but slightly higher than the Peer Group median by 0.025%. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median and lower than the Fund Universe median.

Based on its review, including its consideration of the fact that Hamilton Lane’s proposed compensation under the New Advisory Agreement would be the same as 361 Capital’s compensation under the Advisory Agreement, the Board and the Independent Trustees concluded that in light of the services to be provided by Hamilton Lane to the Funds, the compensation to be paid to it under the New Advisory Agreement was fair and reasonable.

Profitability and Economies of Scale

The Board next considered information prepared by Hamilton Lane relating to its expected costs and profitability with respect to each Fund for one year, noting that Hamilton Lane had agreed to maintain the current expense limitation arrangement for a period of two years from the closing of the Transaction. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the expected profits of Hamilton Lane from its relationships with the Funds were reasonable.

The Board also considered the potential benefits to be received by Hamilton Lane as a result of Hamilton Lane’s relationship with the Funds, other than its receipt of investment advisory fees, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of Hamilton Lane’s compliance program, and the intangible benefits of Hamilton Lane’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

50

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Wells Capital Management, Inc.

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Wells Capital to the Funds. In doing so, the Board considered Wells Capital’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of each Fund. The Board also considered the overall quality of the organization and operations of Wells Capital, as well as its compliance structure. The Board noted that as the sole sub-advisor to each Fund, Wells Capital is primarily responsible for the day-to-day management of each Fund and its investment results, which the Board had discussed when considering the New Advisory Agreement with Hamilton Lane. The Trustees noted that Hamilton Lane was recommending the approval of the New Sub-Advisory Agreement with respect to each Fund.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, Wells Capital would have the capabilities, resources and personnel necessary to manage each Fund.

Sub-Advisory Fees

The Board reviewed information regarding the sub-advisory fees charged by Wells Capital with respect to the Funds. Under the New Sub-Advisory Agreement, Wells Capital would be entitled to the same sub-advisory fees it was entitled to receive under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged to the Global Long/Short Fund was lower than the fee, which includes a management fee and an incentive fee, that Wells Capital charges to manage a commingled vehicle with similar objectives and policies as the Global Long/Short Fund; was within the range or higher than the advisory fees that Wells Capital charges to sub-advise two mutual funds with similar objectives and policies as the Global Long/Short Fund; and was higher than the fee that Wells Capital charges to manage a UCITS fund affiliated with Wells Capital, using similar strategies as the Global Long/Short Fund. The Board noted that the mutual fund for which Wells Capital charges a lower sub-advisory fee was an original investor in the global long/short strategy. The Board also noted that Wells Capital does not manage any other accounts with the same objectives and policies as the Domestic Long/Short Fund, and therefore it did not have a good basis for comparing that Fund’s sub-advisory fee with those of other similar client accounts of Wells Capital. The Board considered that Hamilton Lane will pay Wells Capital’s sub-advisory fees from Hamilton Lane’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, including their consideration of the fact that Wells Capital’s compensation under the proposed New Sub-Advisory Agreement for each Fund was the same as its compensation under the Sub-Advisory Agreement, the compensation payable to Wells Capital under the New Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services proposed to be provided by Wells Capital to each Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Wells Capital as a result of its relationship with the Funds, other than the receipt of its sub-advisory fees, including any research made available to it by broker-dealers that provide execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Wells Capital’s compliance program, and the intangible benefits of Wells Capital’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each New Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the New Fund Advisory Agreements with respect to each Fund.

51

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on December 8-9, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

361 Global Long/Short Equity Fund

361 Domestic Long/Short Equity Fund

Prior to April 1, 2021, the Board had appointed 361 Capital, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from April 1, 2020 through September 30, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);
•	An overview of market liquidity for each Fund during the Program Reporting Period;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

Effective April 1, 2021, Hamilton Lane Advisors, L.L.C. (“Hamilton Lane”) became the Funds’ investment adviser and the Board appointed Hamilton Lane as the program administrator and approved a new liquidity risk management program (the “New Fund Program”) with respect to the Funds. There can be no assurance that the New Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

52

361 Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Domestic Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$1,000.00	$1,027.10	$17.67
	Hypothetical (5% annual return before expenses)	1,000.00	1,007.36	17.50
Class I	Actual Performance	1,000.00	1,028.70	16.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,008.89	15.97
Class Y	Actual Performance	1,000.00	1,029.60	15.68
	Hypothetical (5% annual return before expenses)	1,000.00	1,009.34	15.52

*	Expenses are equal to the Fund’s annualized expense ratio of 3.52%, 3.21% and 3.12% for Investor Class, Class I and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

53

361 Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2021 (Unaudited)

Global Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,066.90	$ 15.25
	Hypothetical (5% annual return before expenses)	1,000.00	1,010.04	14.83
Class I	Actual Performance	1,000.00	1,069.00	13.28
	Hypothetical (5% annual return before expenses)	1,000.00	1,011.95	12.92
Class Y	Actual Performance	1,000.00	1,067.90	13.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.02	12.85

*	Expenses are equal to the Fund’s annualized expense ratio of 2.98%, 2.59% and 2.58% for Investor Class, Class I and Class Y, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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361 Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Hamilton Lane Advisors, L.L.C.

One Presidential Boulevard, 4th Floor

Bala Cynwyd, Pennsylvania 19004

Sub-Advisor

Wells Capital Management, Inc.

525 Market Street

San Francisco, California 94105

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Domestic Long/Short Equity Fund – Investor Class shares	ADMQX	461 41Q 527
361 Domestic Long/Short Equity Fund – Class I shares	ADMZX	461 41Q 535
361 Domestic Long/Short Equity Fund – Class Y shares	ADMWX	461 41Q 543
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865

Privacy Principles of the 361 Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

This report is sent to shareholders of the 361 Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361capital.com or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 736-1227 (888-7361CAP).

361 Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/21

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/21